SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
SHARE BASED COMPENSATION
Summary of the share option activity

	Year ended December 31, 2011				Year ended December 31, 2012				Year ended December 31, 2013
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at beginning of year	18,321,585	15.90	7.1	553,155	16,762,302	17.25	6.5	85,750	16,153,312	18.30	5.9	29,114
Granted	992,700	32.91	—	(12,449)	2,205,250	20.76	—	—	—	—	—	—
Exercised	(1,914,088)	1.47	—	36,433	(1,494,420)	5.12	—	5,856	—	—	—	—
Forfeited or expired	(637,895)	27.73	—	—	(1,319,820)	24.75	—	—	(2,633,211)	20.98	—	54,430
Outstanding at end of year	16,762,302	17.25	6.5	85,750	16,153,312	18.30	5.9	29,114	13,520,101	16.89	4.54	10,940
Exercisable at end of year	11,733,255	12.66	5.8	113,896	12,963,768	16.25	5.4	29,112	13,201,305	16.72	4.46	10,940
Expected tovested									119,485	26.09	7.2	—

SHARE BASED COMPENSATION
Summary of unvested options under the employee share option plan
	Year ended December 31, 2013
	Shares	Weighted Average Grant-date fair value
Unvested at January 1, 2013	3,484,919	11.91
Granted	—	—
Vested	1,702,797	11.24
Forfeited	1,177,951	11.60
Unvested at December31, 2013	604,171	10.47

Binomial Pricing model
SHARE BASED COMPENSATION
Schedule of assumptions used
	Year ended December 31, 2011	Year ended December 31, 2012
Risk-free rate of return	1.2%0~4.40%	3.2%~3.26%
Exercise multiple (applicable to awards granted to employees only)	2~3	2~3
Post-vesting forfeiture rate (applicable to awards granted to employees only)	3%	0%~1%
Expected term	1.5~10	1.5~10
Volatility rate	41.00%~50.00%	47%
Weighted average volatility rate	46.54%	47%
Dividend yield	—	—